[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

January 31, 2002

Merrill Lynch
Focus Value Fund, Inc.

www.mlim.ml.com

                      MERRILL LYNCH FOCUS VALUE FUND, INC.

DEAR SHAREHOLDER

For the six-month period ended January 31, 2002, Merrill Lynch Focus Value Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +1.78%, +1.27%, +1.17% and +1.61%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

While the events of September 11 led to a very volatile time period in the marketplace, we managed to post positive performance by sticking to our value discipline and purchasing equities at distressed prices during uncertain times. During the period, strong performance from our health care holdings (Boston Scientific Corporation, Aetna Inc. and WebMD Corporation) as well as selected technology holdings (International Business Machines Corporation, Unisys Corporation, 3Com Corporation, Agilent Technologies, Inc. and Borland Software Corporation) helped to drive positive results. Materials sector holdings of E.I. du Pont de Nemours and Company, Arch Coal, Inc., Boise Cascade Corporation and Sappi Limited also contributed to the Fund's performance for the period.

Our purchases were primarily centered around economically sensitive issuers, insurance-related equities as well as pharmaceutical companies. Cyclical companies became attractive given the significant, unprecedented amount of fiscal and monetary stimuli introduced into the economy. We believe these actions will ultimately accelerate economic growth. Additionally, as we reach the anniversary marking the beginning of the economic slowdown, earnings comparisons to last year's results are becoming much easier. Against a backdrop of high investor pessimism, all of these factors point to a positive scenario for those companies whose earnings are dependent upon an expanding level of economic activity. Recent purchases such as J.P. Morgan Chase & Co. (banking), Liberty Media Corporation (media), Parametric Technology Corp. (technology) and Phelps Dodge Corp. (metals) should benefit from an upturn in the economy since their earnings are very leveraged to changes in the level of business activity.

During the six-month period ended January 31, 2002, we were aggressive buyers of selected health care companies, such as Schering-Plough Corp., Watson Pharmaceuticals, Inc. and WebMD Corporation. While the earnings streams of these companies are not strongly linked to an economic upturn, they do possess accelerated growth characteristics. These entities are currently working through company-specific issues, which will clear the path to a visible earnings recovery. We believe the low valuations offered current investors tilt the risk-reward equation in our favor.

We were net sellers of defensive stocks that performed very well during these uncertain times. Investor "flight to quality" has pushed the valuation levels of these companies to their upper limits. Stocks such as ACE Limited (insurance), The Gillette Company (consumer products), Lockheed Martin Corporation (defense), USA Networks, Inc. (media) and Fox Entertainment Group, Inc. (media) have most of the good news priced into their shares and thus possess downside risk beyond our tolerance. We also sold AT&T

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

Corp. and MCI WorldCom Inc. as the entry of aggressive competitors into the long-distance marketplace has tempered our expectations of future growth prospects. We liquidated our holdings in SCI Systems subsequent to their being acquired by another company. Our position in Bristol-Myers Squibb Company was substantially reduced as a new management team is refocusing the company's strategy.

In Conclusion

Going forward, the Fund remains positioned toward an economic recovery. With significant weightings in industrials and materials, advertising-sensitive, cyclical technology and energy stocks, we believe the Fund is likely to respond favorably to incremental improvements in economic activity. Given the cost cutting that many of these companies have undertaken over the past year, a good portion of their incremental revenues should have a higher-than-normal impact on reported earnings. We remain underweighted in the defensive sectors of the stock market, such as utilities and defense. Therefore, should another unexpected shock like the tragic events of September 11 hit the economy, or the slowdown becomes more protracted than anticipated, performance of the Fund may be relatively difficult.

We thank you for your interest in Merrill Lynch Focus Value Fund, Inc., and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert J. Martorelli

Robert J. Martorelli
Senior Vice President and Portfolio Manager


/s/ Kevin M. Rendino

Kevin M. Rendino
Senior Vice President and Co-Portfolio Manager

March 4, 2002

The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10% of account assets for certain accounts that participate in certain fee-based programs.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Average Annual Total Return

                                            % Return Without      % Return With
                                              Sales Charge        Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/01                           +10.86%             + 5.04%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                         +15.08              +13.84
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                          +15.89              +15.27
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/01                               + 9.64%           + 5.64%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                             +13.91            +13.71
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                              +14.71            +14.71
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/01                               + 9.69%          + 8.69%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                             +13.91           +13.91
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/01                                      +13.29           +13.29
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/01                          +10.59%             + 4.78%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                        +14.81              +13.58
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/01                                 +14.19              +13.34
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                                                    Ten Years/
                                                   6-Month          12-Month     Since Inception
As of January 31, 2002                          Total Return      Total Return     Total Return
=================================================================================================
ML Focus Value Fund, Inc. Class A Shares*           +1.78%           -1.88%          +289.03%
-------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class B Shares*           +1.27            -2.83           +251.45
-------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class C Shares*           +1.17            -2.91           +141.52
-------------------------------------------------------------------------------------------------
ML Focus Value Fund, Inc. Class D Shares*           +1.61            -2.22           +155.78
=================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception total return periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.

PORTFOLIO INFORMATION

As of January 31, 2002

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets

3Com Corporation ................................................         4.4%
Compaq Computer Corporation .....................................         4.0
Liberty Media Corporation (Class A) .............................         3.9
Intimate Brands, Inc. ...........................................         3.0
Boise Cascade Corporation .......................................         2.8
Arch Coal, Inc. .................................................         2.8
Sappi Limited (ADR) .............................................         2.6
J.P. Morgan Chase & Co. .........................................         2.6
The Topps Company, Inc. .........................................         2.6
Lucent Technologies Inc. ........................................         2.4

                                                                      Percent of
Five Largest Industries                                               Net Assets

Media ...........................................................         9.0%
Communications Equipment ........................................         8.3
Paper & Forest Products .........................................         6.3
Banks ...........................................................         6.3
Computers & Peripherals .........................................         5.3

                                                                      Percent of
Asset Mix                                                             Net Assets

Stocks ..........................................................        85.9%
Bonds ...........................................................         0.6
Cash & Cash Equivalents .........................................        13.5

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

SCHEDULE OF INVESTMENTS

                            Shares                                                                           Percent of
Industry                     Held                   Investments                                    Value     Net Assets
-----------------------------------------------------------------------------------------------------------------------
Discount to Assets
-----------------------------------------------------------------------------------------------------------------------
Communications            3,411,500  +3Com Corporation                                         $ 20,230,195        4.4%
Equipment
=======================================================================================================================
Electric Utilities          361,400  +Calpine Corporation                                         4,047,680        0.9
=======================================================================================================================
Health Care Providers       182,500   Aetna Inc. (New Shares)                                     6,274,350        1.4
& Services
=======================================================================================================================
Media                     1,386,760  +Liberty Media Corporation (Class A)                        18,027,880        3.9
                            207,900   Tribune Company                                             7,727,643        1.7
                             76,600  +USA Networks, Inc.                                          2,186,164        0.5
=======================================================================================================================
Paper & Forest Products     365,300   Boise Cascade Corporation                                  13,004,680        2.8
                          1,067,800   Sappi Limited (ADR) (a)                                    12,194,276        2.6
=======================================================================================================================
                                      Total Discount to Assets (Cost--$78,060,056)               83,692,868       18.2
=======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
Earnings Turnaround
-----------------------------------------------------------------------------------------------------------------------
Aerospace & Defense         252,800   Honeywell International Inc.                                8,496,608        1.9
=======================================================================================================================
Auto Components             539,700   Delphi Automotive Systems Corporation                       7,712,313        1.7
=======================================================================================================================
Automobiles                 159,700   DaimlerChrysler AG                                          6,477,432        1.4
=======================================================================================================================
Banks                       101,900   Bank of America Corporation                                 6,422,757        1.4
                            177,700   Bank One Corporation                                        6,663,750        1.5
                            192,400   FleetBoston Financial Corporation                           6,468,488        1.4
                            275,400   Wachovia Corporation                                        9,157,050        2.0
=======================================================================================================================
Communications            1,763,500   Lucent Technologies Inc.                                   11,533,290        2.4
Equipment                   512,250   Motorola, Inc.                                              6,818,047        1.5
=======================================================================================================================
Computers & Peripherals      55,350   International Business Machines Corporation                 5,971,711        1.3
=======================================================================================================================
Diversified Financials      133,800   Stilwell Financial, Inc.                                    3,405,210        0.7
=======================================================================================================================
Energy Equipment &          206,000   Diamond Offshore Drilling, Inc.                             5,928,680        1.3
Service                     398,500   ENSCO International Incorporated                            9,484,300        2.1
                            474,600  +Grant Prideco, Inc.                                         4,484,970        1.0
=======================================================================================================================
Health Care                 653,300  +WebMD Corporation                                           5,148,004        1.1
Providers & Services
=======================================================================================================================
Household Durables        1,232,400  +The Topps Company, Inc.                                    11,929,632        2.6
=======================================================================================================================
Insurance                   184,000   ACE Limited                                                 7,148,400        1.6
                            138,600   The Hartford Financial Services Group, Inc.                 9,173,934        2.0
=======================================================================================================================
Media                       900,000   CST Entertainment, Inc. (b)                                       900        0.0
                             53,800  +Cablevision Systems Corporation (Class A)                   2,275,740        0.5
                            283,800  +Fox Entertainment Group, Inc. (Class A)                     5,973,990        1.3
                            126,700  +Viacom, Inc. (Class B)                                      5,066,733        1.1
=======================================================================================================================
Metals & Mining             234,500   Phelps Dodge Corporation                                    8,177,015        1.8
=======================================================================================================================

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

                            Shares Held/                                                                         Percent of
Industry                    Face Amount             Investments                                         Value    Net Assets
---------------------------------------------------------------------------------------------------------------------------
Earnings Turnaround (concluded)
---------------------------------------------------------------------------------------------------------------------------
Oil & Gas                     319,400   Unocal Corporation                                          $ 11,163,030       2.4%
===========================================================================================================================
Paper & Forest Products       163,800   Georgia-Pacific Group                                          4,095,000       0.9
===========================================================================================================================
Personal Products             215,800   The Gillette Company                                           7,186,140       1.6
===========================================================================================================================
Pharmaceuticals                83,600   Bristol-Myers Squibb Company                                   3,792,932       0.8
                              326,100   Schering-Plough Corporation                                   10,559,118       2.3
                              153,300  +Watson Pharmaceuticals, Inc.                                   4,491,690       1.0
===========================================================================================================================
Semiconductor                 133,200  +Micron Technology, Inc.                                        4,495,500       1.0
Equipment & Products
===========================================================================================================================
Software                      532,400  +Borland Software Corporation                                   8,997,560       2.0
                              814,700  +Parametric Technology Corporation                              5,596,989       1.2
===========================================================================================================================
Specialty Retail              762,600   Intimate Brands, Inc.                                         13,917,450       3.0
===========================================================================================================================
                                        Total Earnings Turnaround (Cost--$197,838,186)               228,214,363      49.8
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
Financial Restructuring
---------------------------------------------------------------------------------------------------------------------------
Commercial Services &              28  +Safeguard Business Systems Inc.                                        0       0.0
Supplies
===========================================================================================================================
Construction &              1,079,146   New Millennium Homes, LLC (b)                                     10,252       0.0
Engineering                     7,786   New Millennium Homes (Preferred)                                     740       0.0
                          $ 7,221,000  +New Millennium Homes, 0% due 12/31/2004                        2,023,685       0.5
===========================================================================================================================
Machinery                 $ 6,342,211  +Goss Graphic Systems, Inc., 12.25% due 11/19/2005 (c)            190,266       0.0
                              139,388  +Goss Holdings Inc. (Class B)                                       5,576       0.0
===========================================================================================================================
Oil & Gas                   1,981,437   Gulfport Energy Corporation--Litigation Trust Certificates            20       0.0
===========================================================================================================================
Road & Rail                   220,760  +Trism, Inc. (d)                                                   66,228       0.0
===========================================================================================================================
                                        Total Financial Restructuring (Cost--$14,615,465)              2,296,767       0.5
===========================================================================================================================

---------------------------------------------------------------------------------------------------------------------------
High Yield
---------------------------------------------------------------------------------------------------------------------------
Household Products        $12,260,000  +Diamond Brands Operating, 10.125% due 4/15/2008                  613,000       0.1
===========================================================================================================================
                                        Total High Yield (Cost--$10,393,050)                             613,000       0.1
===========================================================================================================================

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

SCHEDULE OF INVESTMENTS (concluded)

                               Shares                                                                                   Percent of
Industry                        Held                  Investments                                            Value      Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Operational Restructuring
----------------------------------------------------------------------------------------------------------------------------------
Chemicals                      222,300   E.I. du Pont de Nemours and Company                              $ 9,818,991         2.2%
==================================================================================================================================
Computers & Peripherals      1,496,740   Compaq Computer Corporation                                       18,484,739         4.0
==================================================================================================================================
Diversified Financials         355,000   J.P. Morgan Chase & Co.                                           12,087,750         2.6
==================================================================================================================================
Electrical Equipment           459,300   Thomas & Betts Corporation                                         8,956,350         2.0
==================================================================================================================================
Electronic Equipment &         168,000  +Agilent Technologies, Inc.                                         5,098,800         1.1
Instruments
==================================================================================================================================
Health Care                    271,700  +Boston Scientific Corporation                                      6,105,099         1.3
Equipment & Supplies
==================================================================================================================================
IT Consulting & Services       564,400  +Unisys Corporation                                                 7,055,000         1.6
                             1,500,000  +Walker Interactive Systems, Inc. (d)                               1,470,000         0.3
==================================================================================================================================
                                         Total Operational Restructuring (Cost--$70,452,105)               69,076,729        15.1
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
Price to Book
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                651,900   Arch Coal, Inc.                                                   12,972,810         2.8
==================================================================================================================================
                                         Total Price to Book (Cost--$14,325,551)                           12,972,810         2.8
==================================================================================================================================
                                         Total Investments (Cost--$385,684,413)                           396,866,537        86.5
==================================================================================================================================
                               Face
                              Amount             Short-Term Securities
==================================================================================================================================
Commercial Paper*          $10,384,000   General Motors Acceptance Corp., 1.98% due 2/01/2002              10,384,000         2.3
                            10,000,000   International Lease Finance Corporation, 1.67% due 2/07/2002       9,997,217         2.2
==================================================================================================================================
US Government Agency        15,124,000   Federal Farm Credit Bank, 1.71% due 2/15/2002                     15,113,942         3.3
Obligations*                19,409,000   Federal Home Loan Mortgage Corporation, 1.70% due 2/26/2002       19,386,087         4.2
==================================================================================================================================
                                         Total Short-Term Securities (Cost--$54,881,246)                   54,881,246        12.0
==================================================================================================================================
Total Investments (Cost--$440,565,659)                                                                    451,747,783        98.5

Other Assets Less Liabilities                                                                               6,799,970         1.5
                                                                                                         ------------       ------
Net Assets                                                                                               $458,547,753       100.0%
                                                                                                         ============       ======
==================================================================================================================================

 * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
 +    Non-income producing security.
(a)   American Depositary Receipts (ADR).
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d) Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                Net Share        Net    Dividend
      Industry               Affiliate           Activity       Cost    Income
      --------------------------------------------------------------------------
      Road & Rail           Trism, Inc.             --           --       +
      IT Consulting &       Walker Interactive
        Services              Systems, Inc.         --           --       +
      --------------------------------------------------------------------------
      +     Non-income producing security.

      See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of January 31, 2002

Assets:            Investments, at value (including securities loaned of $53,836,431)
                     (identified cost--$440,565,659) ........................................                         $ 451,747,783
                   Investments held as collateral for loaned securities, at value ...........                            55,611,300
                   Cash .....................................................................                                    28
                   Receivables:
                     Securities sold ........................................................     $ 14,841,720
                     Capital shares sold ....................................................        1,593,356
                     Dividends ..............................................................          200,282
                     Loaned securities ......................................................           12,081           16,647,439
                                                                                                  ------------
                   Prepaid registration fees and other assets ...............................                                89,092
                                                                                                                      -------------
                   Total assets .............................................................                           524,095,642
                                                                                                                      -------------
===================================================================================================================================
Liabilities:       Collateral on securities loaned, at value ................................                            55,611,300
                   Payables:
                     Securities purchased ...................................................        7,857,945
                     Capital shares redeemed ................................................        1,353,663
                     Investment adviser .....................................................          362,750
                     Distributor ............................................................          143,250            9,717,608
                                                                                                  ------------
                   Accrued expenses and other liabilities ...................................                               218,981
                                                                                                                      -------------
                   Total liabilities ........................................................                            65,547,889
                                                                                                                      -------------
===================================================================================================================================
Net Assets:        Net assets ...............................................................                         $ 458,547,753
                                                                                                                      =============
===================================================================================================================================
Net Assets         Class A Shares of Common Stock, $.10 par value, 50,000,000 shares
Consist of:        authorized ...............................................................                         $   1,714,562
                   Class B Shares of Common Stock, $.10 par value, 100,000,000 shares
                   authorized ...............................................................                             1,084,498
                   Class C Shares of Common Stock, $.10 par value, 50,000,000 shares
                   authorized ...............................................................                               188,326
                   Class D Shares of Common Stock, $.10 par value, 100,000,000 shares
                   authorized ...............................................................                             1,128,964
                   Paid-in capital in excess of par .........................................                           457,059,749
                   Accumulated investment loss--net .........................................                            (1,441,414)
                   Accumulated realized capital losses on investments--net ..................                           (12,369,056)
                   Unrealized appreciation on investments--net ..............................                            11,182,124
                                                                                                                      -------------
                   Net assets ...............................................................                         $ 458,547,753
                                                                                                                      =============
===================================================================================================================================
Net Asset Value:   Class A--Based on net assets of $194,753,933 and 17,145,620 shares
                   outstanding ..............................................................                         $       11.36
                                                                                                                      =============
                   Class B--Based on net assets of $116,100,324 and 10,844,981 shares
                   outstanding ..............................................................                         $       10.71
                                                                                                                      =============
                   Class C--Based on net assets of $19,742,207 and 1,883,260 shares
                   outstanding ..............................................................                         $       10.48
                                                                                                                      =============
                   Class D--Based on net assets of $127,951,289 and 11,289,636 shares
                   outstanding ..............................................................                         $       11.33
                                                                                                                      =============
===================================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

Statement of Operations for the Six Months Ended January 31, 2002

Investment           Dividends .....................................................                         $  2,292,662
Income:              Interest ......................................................                              429,277
                     Securities lending--net .......................................                               31,839
                                                                                                             ------------
                     Total income ..................................................                            2,753,778
                                                                                                             ------------
=========================================================================================================================
Expenses:            Investment advisory fees ......................................         $1,965,128
                     Account maintenance and distribution fees--Class B ............            582,064
                     Account maintenance fees--Class D .............................            147,916
                     Transfer agent fees--Class A ..................................            131,462
                     Transfer agent fees--Class B ..................................             96,714
                     Accounting services ...........................................             87,444
                     Transfer agent fees--Class D ..................................             85,252
                     Account maintenance and distribution fees--Class C ............             84,275
                     Printing and shareholder reports ..............................             49,571
                     Professional fees .............................................             42,802
                     Registration fees .............................................             38,688
                     Directors' fees and expenses ..................................             18,880
                     Transfer agent fees--Class C ..................................             14,709
                     Custodian fees ................................................             14,285
                     Other .........................................................             15,023
                                                                                             ----------
                     Total expenses ................................................                            3,374,213
                                                                                                             ------------
                     Investment loss--net ..........................................                             (620,435)
                                                                                                             ------------
=========================================================================================================================
Realized &           Realized gain on investments--net .............................                            3,078,712
Unrealized Gain on   Change in unrealized appreciation on investments--net .........                            2,543,346
Investments--Net:                                                                                            ------------
                     Net Increase in Net Assets Resulting from Operations ..........                         $  5,001,623
                                                                                                             ============
=========================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

Statements of Changes in Net Assets

                                                                                           For the Six          For the
                                                                                           Months Ended       Year Ended
                                                                                            January 31,        July 31,
Increase (Decrease) in Net Assets:                                                             2002              2001
=========================================================================================================================
Operations:          Investment income (loss)--net .................................      $    (620,435)    $   1,557,272
                     Realized gain on investments--net .............................          3,078,712        30,051,006
                     Change in unrealized appreciation on investments--net .........          2,543,346         2,279,651
                                                                                          -------------     -------------
                     Net increase in net assets resulting from operations ..........          5,001,623        33,887,929
                                                                                          -------------     -------------
=========================================================================================================================
Dividends &          Investment income--net:
Distributions to       Class A .....................................................                 --          (886,137)
Shareholders:          Class B .....................................................                 --           (96,454)
                       Class C .....................................................                 --           (14,277)
                       Class D .....................................................                 --          (358,433)
                     In excess of investment income--net:
                       Class A .....................................................                 --          (871,220)
                       Class B .....................................................                 --           (94,831)
                       Class C .....................................................                 --           (14,037)
                       Class D .....................................................                 --          (352,399)
                     Realized gain on investments--net:
                       Class A .....................................................        (11,856,358)      (44,501,994)
                       Class B .....................................................         (7,188,972)      (33,087,425)
                       Class C .....................................................         (1,076,312)       (2,408,048)
                       Class D .....................................................         (7,592,159)      (21,988,587)
                                                                                          -------------     -------------
                     Net decrease in net assets resulting from dividends and
                       distributions to shareholders ...............................        (27,713,801)     (104,673,842)
                                                                                          -------------     -------------
=========================================================================================================================
Capital Share        Net increase in net assets derived from capital
Transactions:          share transactions ..........................................         20,189,456        24,880,319
                                                                                          -------------     -------------
=========================================================================================================================
Net Assets:          Total decrease in net assets ..................................         (2,522,722)      (45,905,594)
                     Beginning of period ...........................................        461,070,475       506,976,069
                                                                                          -------------     -------------
                     End of period* ................................................      $ 458,547,753     $ 461,070,475
                                                                                          =============     =============
=========================================================================================================================
                    *Accumulated investment loss--net ..............................      $  (1,441,414)    $    (820,979)
                                                                                          =============     =============
=========================================================================================================================

            See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

Financial Highlights

                                                                                               Class A
                                                                    -------------------------------------------------------------
The following per share data and ratios have been derived           For the Six                         For the
from information provided in the financial statements.              Months Ended                  Year Ended July 31,
                                                                     January 31,      -------------------------------------------
Increase (Decrease) in Net Asset Value:                                2002             2001       2000        1999        1998
=================================================================================================================================
Per Share            Net asset value, beginning of period ........    $  12.04        $  13.89   $  13.71    $  13.49    $  15.32
Operating                                                             --------        --------   --------    --------    --------
Performance:         Investment income--net+ .....................         .01             .09        .12         .13         .12
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net ......         .05             .93       1.55        2.11        1.33
                                                                      --------        --------   --------    --------    --------
                     Total from investment operations ............         .06            1.02       1.67        2.24        1.45
                                                                      --------        --------   --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ....................          --            (.06)      (.18)       (.13)       (.11)
                       In excess of investment income--net .......          --            (.05)      (.01)         --          --
                       Realized gain on investments--net .........        (.74)          (2.76)     (1.30)      (1.89)      (3.17)
                                                                      --------        --------   --------    --------    --------
                     Total dividends and distributions ...........        (.74)          (2.87)     (1.49)      (2.02)      (3.28)
                                                                      --------        --------   --------    --------    --------
                     Net asset value, end of period ..............    $  11.36        $  12.04   $  13.89    $  13.71    $  13.49
                                                                      ========        ========   ========    ========    ========
=================================================================================================================================
Total Investment     Based on net asset value per share ..........       1.78%@          8.00%     13.03%      24.15%      10.98%
Return:**                                                             ========        ========   ========    ========    ========
=================================================================================================================================
Ratios to Average    Expenses ....................................       1.27%*          1.24%      1.21%       1.27%       1.24%
Net Assets:                                                           ========        ========   ========    ========    ========
                     Investment income--net ......................        .10%*           .74%       .87%       1.11%        .83%
                                                                      ========        ========   ========    ========    ========
=================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ....    $194,754        $192,820   $223,134    $245,712    $283,005
Data:                                                                 ========        ========   ========    ========    ========
                     Portfolio turnover ..........................      50.74%         112.13%     95.11%      80.60%      81.20%
                                                                      ========        ========   ========    ========    ========
=================================================================================================================================

       *    Annualized.
      **    Total investment returns exclude the effects of sales charges.
       +    Based on average shares outstanding.
       @    Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

Financial Highlights (continued)

                                                                                                 Class B
                                                                    --------------------------------------------------------------
The following per share data and ratios have been derived            For the Six                        For the
from information provided in the financial statements.              Months Ended                  Year Ended July 31,
                                                                     January 31,     ---------------------------------------------
Increase (Decrease) in Net Asset Value:                                 2002           2001         2000        1999        1998
==================================================================================================================================
Per Share            Net asset value, beginning of period ........    $  11.36       $  13.23     $  13.06    $  12.93    $  14.82
Operating                                                             --------       --------     --------    --------    --------
Performance:         Investment income (loss)--net+ ..............        (.05)          (.03)        (.02)        .01        (.03)
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net ......         .06            .89         1.47        2.02        1.28
                                                                      --------       --------     --------    --------    --------
                     Total from investment operations ............         .01            .86         1.45        2.03        1.25
                                                                      --------       --------     --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ....................          --           (.01)          --@       (.01)       (.01)
                       In excess of investment income--net .......          --           (.01)          --@         --          --
                       Realized gain on investments--net .........        (.66)         (2.71)       (1.28)      (1.89)      (3.13)
                                                                      --------       --------     --------    --------    --------
                     Total dividends and distributions ...........        (.66)         (2.73)       (1.28)      (1.90)      (3.14)
                                                                      --------       --------     --------    --------    --------
                     Net asset value, end of period ..............    $  10.71       $  11.36     $  13.23    $  13.06    $  12.93
                                                                      ========       ========     ========    ========    ========
==================================================================================================================================
Total Investment     Based on net asset value per share ..........       1.27%++        6.91%       11.85%      22.97%       9.84%
Return:**                                                             ========       ========     ========    ========    ========
==================================================================================================================================
Ratios to Average    Expenses ....................................       2.29%*         2.26%        2.23%       2.30%       2.26%
Net Assets:                                                           ========       ========     ========    ========    ========
                     Investment income (loss)--net ...............       (.93%)*        (.27%)       (.12%)       .08%       (.18%)
                                                                      ========       ========     ========    ========    ========
==================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ....    $116,101       $132,202     $165,524    $199,132    $286,396
Data:                                                                 ========       ========     ========    ========    ========
                     Portfolio turnover ..........................      50.74%        112.13%       95.11%      80.60%      81.20%
                                                                      ========       ========     ========    ========    ========
==================================================================================================================================

       *    Annualized.
      **    Total investment returns exclude the effects of sales charges.
       +    Based on average shares outstanding.
      ++    Aggregate total investment return.
       @    Amount is less than $.01 per share.

            See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

Financial Highlights (continued)

                                                                                                Class C
                                                                     --------------------------------------------------------------
The following per share data and ratios have been derived            For the Six                         For the
from information provided in the financial statements.               Months Ended                 Year Ended July 31,
                                                                      January 31,      --------------------------------------------
Increase (Decrease) in Net Asset Value:                                   2002           2001         2000        1999       1998
===================================================================================================================================
Per Share           Net asset value, beginning of period ...........    $ 11.17        $ 13.07      $ 12.94      $12.83     $ 14.72
Operating                                                               -------        -------      -------      ------     -------
Performance:        Investment income (loss)--net+ .................       (.05)          (.04)        (.03)        .01        (.03)
                    Realized and unrealized gain on investments
                    and foreign currency transactions--net .........        .04            .88         1.47        2.00        1.29
                                                                        -------        -------      -------      ------     -------
                    Total from investment operations ...............       (.01)           .84         1.44        2.01        1.26
                                                                        -------        -------      -------      ------     -------
                    Less dividends and distributions:
                      Investment income--net .......................         --           (.02)        (.01)       (.01)       (.02)
                      In excess of investment income--net ..........         --           (.01)          --@         --          --
                      Realized gain on investments--net ............       (.68)         (2.71)       (1.30)      (1.89)      (3.13)
                                                                        -------        -------      -------      ------     -------
                    Total dividends and distributions ..............       (.68)         (2.74)       (1.31)      (1.90)      (3.15)
                                                                        -------        -------      -------      ------     -------
                    Net asset value, end of period .................    $ 10.48        $ 11.17      $ 13.07      $12.94     $ 12.83
                                                                        =======        =======      =======      ======     =======
===================================================================================================================================
Total Investment    Based on net asset value per share .............      1.17%++        6.90%       11.85%      22.95%       9.90%
Return:**                                                               =======        =======      =======      ======     =======
===================================================================================================================================
Ratios to Average   Expenses .......................................      2.30%*         2.27%        2.24%       2.31%       2.27%
Net Assets:                                                             =======        =======      =======      ======     =======
                    Investment income (loss)--net ..................      (.93%)*        (.39%)       (.24%)       .06%       (.19%)
                                                                        =======        =======      =======      ======     =======
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .......    $19,742        $16,776      $11,570      $8,245     $11,316
Data:                                                                   =======        =======      =======      ======     =======
                    Portfolio turnover .............................     50.74%        112.13%       95.11%      80.60%      81.20%
                                                                        =======        =======      =======      ======     =======
===================================================================================================================================

       *    Annualized.
      **    Total investment returns exclude the effects of sales charges.
       +    Based on average shares outstanding.
      ++    Aggregate total investment return.
       @    Amount is less than $.01 per share.

            See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                                 Class D
                                                                   ---------------------------------------------------------------
The following per share data and ratios have been derived           For the Six                        For the
from information provided in the financial statements.             Months Ended                  Year Ended July 31,
                                                                    January 31,     ----------------------------------------------
Increase (Decrease) in Net Asset Value:                                2002           2001          2000        1999        1998
==================================================================================================================================
Per Share            Net asset value, beginning of period ........   $  12.01       $  13.86      $  13.67    $  13.45    $  15.29
Operating                                                            --------       --------      --------    --------    --------
Performance:         Investment income (loss)--net+ ..............       (.01)           .05           .08         .10         .08
                     Realized and unrealized gain on investments
                     and foreign currency transactions--net ......        .05            .94          1.56        2.11        1.33
                                                                     --------       --------      --------    --------    --------
                     Total from investment operations ............        .04            .99          1.64        2.21        1.41
                                                                     --------       --------      --------    --------    --------
                     Less dividends and distributions:
                       Investment income--net ....................         --           (.05)         (.14)       (.10)       (.09)
                       In excess of investment income--net .......         --           (.04)         (.01)         --          --
                       Realized gain on investments--net .........       (.72)         (2.75)        (1.30)      (1.89)      (3.16)
                                                                     --------       --------      --------    --------    --------
                     Total dividends and distributions ...........       (.72)         (2.84)        (1.45)      (1.99)      (3.25)
                                                                     --------       --------      --------    --------    --------
                     Net asset value, end of period ..............   $  11.33       $  12.01      $  13.86    $  13.67    $  13.45
                                                                     ========       ========      ========    ========    ========
==================================================================================================================================
Total Investment     Based on net asset value per share ..........      1.61%@         7.73%        12.77%      23.87%      10.70%
Return:**                                                            ========       ========      ========    ========    ========
==================================================================================================================================
Ratios to Average    Expenses ....................................      1.52%*         1.49%         1.46%       1.52%       1.51%
Net Assets:                                                          ========       ========      ========    ========    ========
                     Investment income (loss)--net ...............      (.15%)*         .45%          .55%        .88%        .59%
                                                                     ========       ========      ========    ========    ========
==================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ....   $127,951       $119,272      $106,748    $ 84,479    $ 89,691
Data:                                                                ========       ========      ========    ========    ========
                     Portfolio turnover ..........................     50.74%        112.13%        95.11%      80.60%      81.20%
                                                                     ========       ========      ========    ========    ========
==================================================================================================================================

       *    Annualized.
      **    Total investment returns exclude the effects of sales charges.
       +    Based on average shares outstanding.
       @    Aggregate total investment return.

            See Notes to Financial Statements.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Focus Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options--The Fund is authorized to write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of investment income are due primarily to differing tax treatments for post-October losses.

(i) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor") which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 1.00%, on an annual basis, of the average daily value of the Fund's net assets. As of October 10, 2001, FAM has contractually agreed to waive .15% of its fee resulting in an annual fee equal to .85% of the average daily net assets of the Fund.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Account          Distribution
                                                Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B ....................................         .25%                .75%
Class C ....................................         .25%                .75%
Class D ....................................         .25%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended January 31, 2002, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                             FAMD         MLPF&S
--------------------------------------------------------------------------------
Class A ....................................                $  424       $ 6,372
Class D ....................................                $2,293       $34,176
--------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

For the six months ended January 31, 2002, MLPF&S received contingent deferred sales charges of $38,493 and $1,601 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of January 31, 2002, cash collateral of $13,925,597 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $41,685,703 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended January 31, 2002, QA Advisors received $2,691 in securities lending agent fees.

In addition, MLPF&S received $180,198 in commissions on the execution of portfolio security transactions for the Fund for the six months ended January 31, 2002.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended January 31, 2002, the Fund reimbursed FAM $10,431 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2002 were $196,768,929 and $235,491,405, respectively.

Net realized gains for the six months ended January 31, 2002 and net unrealized gains as of January 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                      Realized        Unrealized
                                                        Gains           Gains
--------------------------------------------------------------------------------
Long-term investments ..................            $ 3,078,180      $11,182,124
Short-term investments .................                    532               --
                                                    -----------      -----------
Total ..................................            $ 3,078,712      $11,182,124
                                                    ===========      ===========
--------------------------------------------------------------------------------

As of January 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $11,182,124, of which $56,268,062 related to appreciated securities and $45,085,938 related to depreciated securities. At January 31, 2002, the aggregate cost of investments for Federal income tax purposes was $440,565,659.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $20,189,456 and $24,880,319 for the six months ended January 31, 2002 and for the year ended July 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended January 31, 2002                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         1,356,651         $ 15,118,829
Shares issued to shareholders
in reinvestment of
distributions ..........................         1,091,861           10,391,354
                                               -----------         ------------
Total issued ...........................         2,448,512           25,510,183
Shares redeemed ........................        (1,313,306)         (14,389,720)
                                               -----------         ------------
Net increase ...........................         1,135,206         $ 11,120,463
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 2001                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................         1,653,430         $ 19,951,392
Shares issued to shareholders
in reinvestment of
dividends and distributions ............         3,384,653           40,805,004
                                               -----------         ------------
Total issued ...........................         5,038,083           60,756,396
Shares redeemed ........................        (5,090,375)         (59,732,823)
                                               -----------         ------------
Net increase (decrease) ................           (52,292)        $  1,023,573
                                               ===========         ============
-------------------------------------------------------------------------------

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended January 31, 2002                            Shares               Amount
-------------------------------------------------------------------------------
Shares sold ............................         1,346,580         $ 14,013,762
Shares issued to shareholders
in reinvestment of
distributions ..........................           715,182            6,470,597
                                               -----------         ------------
Total issued ...........................         2,061,762           20,484,359
Shares redeemed ........................        (1,367,256)         (14,152,699)
Automatic conversion
of shares ..............................        (1,486,406)         (15,386,592)
                                               -----------         ------------
Net decrease ...........................          (791,900)        $ (9,054,932)
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 2001                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         2,036,185         $ 23,588,449
Shares issued to shareholders
in reinvestment of
dividends and distributions ............         2,582,030           29,604,575
                                               -----------         ------------
Total issued ...........................         4,618,215           53,193,024
Shares redeemed ........................        (3,711,595)         (42,847,237)
Automatic conversion
of shares ..............................        (1,781,553)         (20,264,441)
                                               -----------         ------------
Net decrease ...........................          (874,933)        $ (9,918,654)
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended January 31, 2002                           Shares               Amount
-------------------------------------------------------------------------------
Shares sold ............................           500,444         $  5,151,617
Shares issued to shareholders
in reinvestment of
distributions ..........................           109,545              972,421
                                               -----------         ------------
Total issued ...........................           609,989            6,124,038
Shares redeemed ........................          (228,838)          (2,318,095)
                                               -----------         ------------
Net increase ...........................           381,151         $  3,805,943
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 2001                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold ............................           790,338         $  8,761,740
Shares issued to shareholders
in reinvestment of
dividends and distributions ............           186,709            2,105,755
                                               -----------         ------------
Total issued ...........................           977,047           10,867,495
Shares redeemed ........................          (360,342)          (4,050,793)
                                               -----------         ------------
Net increase ...........................           616,705         $  6,816,702
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended January 31, 2002                            Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................           797,263         $  8,925,492
Automatic conversion
of shares ..............................         1,405,979           15,386,592
Shares issued to shareholders
in reinvestment of
distributions ..........................           729,152            6,943,222
                                               -----------         ------------
Total issued ...........................         2,932,394           31,255,306
Shares redeemed ........................        (1,571,263)         (16,937,324)
                                               -----------         ------------
Net increase ...........................         1,361,131         $ 14,317,982
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 2001                               Shares              Amount
-------------------------------------------------------------------------------
Shares sold ............................         1,054,476         $ 12,919,622
Automatic conversion
of shares ..............................         1,690,131           20,264,441
Shares issued to shareholders
in reinvestment of
dividends and distributions ............         1,738,869           20,926,526
                                               -----------         ------------
Total issued ...........................         4,483,476           54,110,589
Shares redeemed ........................        (2,256,243)         (27,151,891)
                                               -----------         ------------
Net increase ...........................         2,227,233         $ 26,958,698
                                               ===========         ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended January 31, 2002.

Merrill Lynch Focus Value Fund, Inc.                            January 31, 2002

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Robert C. Doll, Jr., Senior Vice President
Robert J. Martorelli, Senior Vice President and Portfolio Manager
Kevin M. Rendino, Senior Vice President and Co-Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Allan J. Oster, Secretary

Custodian

J.P. Morgan Chase Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Walter Mintz, Director of Merrill Lynch Focus Value Fund, Inc., has recently retired. The Fund's Board of Directors wishes Mr. Mintz well in his retirement.

[LOGO] Merrill Lynch  Investment Managers

                                [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Focus Value Fund, Inc.
Box 9011
Princeton, NJ
08543

[RECYCLE LOGO] Printed on post-consumer recycled paper              #10263--1/02